Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Floating Rate Fund - Class A [Member] | Central Parent LLC 07/06/2029 7.579% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class A [Member] | TransDigm, Inc. 02/28/2031 6.829% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | WEC US Holdings Ltd. 01/27/2031 6.587% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | McAfee Corp. 03/01/2029 7.337% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Triton Water Holdings, Inc. 03/31/2028 7.840% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Proofpoint, Inc. 08/31/2028 7.357% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | UKG, Inc. 02/10/2031 7.300% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Whatabrands LLC 08/03/2028 6.857% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Nielsen Consumer, Inc. 03/06/2028 7.688% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class A [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Floating Rate Fund - Class A [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Floating Rate Fund - Class A [Member] | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
Columbia Floating Rate Fund - Class A [Member] | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Floating Rate Fund - Class A [Member] | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Floating Rate Fund - Class A [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Floating Rate Fund - Class A [Member] | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.40%
Columbia Floating Rate Fund - Class A [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Floating Rate Fund - Class A [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Floating Rate Fund - Class A [Member] | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Floating Rate Fund - Class A [Member] | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Floating Rate Fund - Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class C [Member] | Central Parent LLC 07/06/2029 7.579% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Class C [Member] | TransDigm, Inc. 02/28/2031 6.829% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | WEC US Holdings Ltd. 01/27/2031 6.587% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | McAfee Corp. 03/01/2029 7.337% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Triton Water Holdings, Inc. 03/31/2028 7.840% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Proofpoint, Inc. 08/31/2028 7.357% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | UKG, Inc. 02/10/2031 7.300% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Whatabrands LLC 08/03/2028 6.857% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Nielsen Consumer, Inc. 03/06/2028 7.688% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Class C [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Floating Rate Fund - Class C [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Floating Rate Fund - Class C [Member] | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
Columbia Floating Rate Fund - Class C [Member] | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Floating Rate Fund - Class C [Member] | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Floating Rate Fund - Class C [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Floating Rate Fund - Class C [Member] | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.40%
Columbia Floating Rate Fund - Class C [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Floating Rate Fund - Class C [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Floating Rate Fund - Class C [Member] | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Floating Rate Fund - Class C [Member] | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Floating Rate Fund - Class C [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional Class [Member] | Central Parent LLC 07/06/2029 7.579% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional Class [Member] | TransDigm, Inc. 02/28/2031 6.829% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | WEC US Holdings Ltd. 01/27/2031 6.587% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | McAfee Corp. 03/01/2029 7.337% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Triton Water Holdings, Inc. 03/31/2028 7.840% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Proofpoint, Inc. 08/31/2028 7.357% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | UKG, Inc. 02/10/2031 7.300% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Whatabrands LLC 08/03/2028 6.857% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Nielsen Consumer, Inc. 03/06/2028 7.688% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional Class [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Floating Rate Fund - Institutional Class [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Floating Rate Fund - Institutional Class [Member] | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
Columbia Floating Rate Fund - Institutional Class [Member] | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Floating Rate Fund - Institutional Class [Member] | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Floating Rate Fund - Institutional Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Floating Rate Fund - Institutional Class [Member] | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.40%
Columbia Floating Rate Fund - Institutional Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Floating Rate Fund - Institutional Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Floating Rate Fund - Institutional Class [Member] | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Floating Rate Fund - Institutional Class [Member] | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Floating Rate Fund - Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Central Parent LLC 07/06/2029 7.579% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | TransDigm, Inc. 02/28/2031 6.829% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | WEC US Holdings Ltd. 01/27/2031 6.587% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | McAfee Corp. 03/01/2029 7.337% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Triton Water Holdings, Inc. 03/31/2028 7.840% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Proofpoint, Inc. 08/31/2028 7.357% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | UKG, Inc. 02/10/2031 7.300% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Whatabrands LLC 08/03/2028 6.857% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Nielsen Consumer, Inc. 03/06/2028 7.688% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.40%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Floating Rate Fund - Institutional 2 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Central Parent LLC 07/06/2029 7.579% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | TransDigm, Inc. 02/28/2031 6.829% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | WEC US Holdings Ltd. 01/27/2031 6.587% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | McAfee Corp. 03/01/2029 7.337% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Triton Water Holdings, Inc. 03/31/2028 7.840% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Proofpoint, Inc. 08/31/2028 7.357% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | UKG, Inc. 02/10/2031 7.300% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Whatabrands LLC 08/03/2028 6.857% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Nielsen Consumer, Inc. 03/06/2028 7.688% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 7.312% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.40%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Floating Rate Fund - Institutional 3 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%